Cost of Sales - Summary of Cost of Sales (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales [abstract]
Site operating costs	$ 219,104	$ 167,338
Transportation costs	17,163	19,281
Insurance recovered	(7,913)
Changes in inventories of finished goods	2,435	(302)
Changes in inventories of ore stockpiles	1,078	14,266
Production costs	231,867	200,583
Depletion and amortization	70,781	47,722
Cost of sales	$ 302,648	$ 248,305